Consolidated Balance Sheets	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents (including cash of VIE of RMB33,698,280 and RMB18,397,974 as of March 31, 2014 and 2015, respectively)	$ 38,763,570	¥ 240,295,371	¥ 311,947,098
Restricted cash		0	2,700,000
Accounts receivable, net (including accounts receivable, net of VIE of RMB19,564,392 and RMB23,145,899 as of March 31, 2014 and 2015, respectively)	7,767,389	48,150,046	68,353,075
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIE of RMB1,455,916 and RMB5,228,560 as of March 31, 2014 and 2015, respectively)	3,953,097	24,505,249	15,092,674
Total current assets	50,484,056	312,950,666	398,092,847
Equity method investments (including equity method investments of VIE of RMB nil and RMB35,729,848 as of March 31, 2014 and 2015, respectively)	5,763,808	35,729,848
Property and equipment, net (including property and equipment, net of VIE of RMB894,182 and RMB562,021 as of March 31, 2014 and 2015, respectively)	10,117,821	62,720,375	55,814,182
Goodwill	5,002,727	31,011,902	31,011,902
Intangible assets, net	152,245	943,769	1,792,935
Other assets (including other assets of VIE of RMB nil and RMB8,171,895 as of March 31, 2014 and 2015, respectively)	1,917,687	11,887,740	4,524,858
Total assets	73,438,344	455,244,300	491,236,724
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to ATA Inc. of RMB14,280,824 and RMB15,011,489 as of March 31, 2014 and 2015, respectively)	8,778,097	54,415,425	68,766,143
Deferred revenues (including deferred revenues of VIE without recourse to ATA Inc. of RMB1,308,993 and RMB731,490 as of March 31, 2014 and 2015, respectively)	3,507,458	21,742,735	8,383,327
Total current liabilities	12,285,555	76,158,160	77,149,470
Deferred revenues	284,519	1,763,732	2,195,382
Total liabilities	12,570,074	77,921,892	79,344,852
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 46,224,876 and 46,490,940 shares as of March 31, 2014 and 2015, respectively, Outstanding: 45,281,518 and 45,460,582 shares as of March 31, 2014 and 2015, respectively	566,820	3,513,718	3,474,894
Treasury shares-133,358 and 585,358 common shares as of March 31, 2014 and 2015, respectively, at cost	(1,322,963)	(8,201,045)	(1,029,766)
Additional paid-in capital	62,510,534	387,502,800	437,964,776
Accumulated other comprehensive loss	(4,384,043)	(27,176,682)	(27,145,929)
Retained earnings (accumulated deficit)	3,497,922	21,683,617	(1,372,103)
Total shareholders' equity	$ 60,868,270	¥ 377,322,408	¥ 411,891,872
Commitments and contingencies
Total liabilities and shareholders' equity	$ 73,438,344	¥ 455,244,300	¥ 491,236,724